Consolidated Statements of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Comprehensive income [abstract]
Revenues		$ 20,158	$ 19,277	$ 18,562
Cost of sales		14,079	13,405	12,975
Gross profit		6,079	5,872	5,587
Operating expenses:
Selling and marketing expenses		1,025	898	842
Administrative expenses		969	903	911
Total operating expenses		1,994	1,801	1,753
Operating profit		4,085	4,071	3,834
Other income, net		468	425	568
Finance cost		47	49	56
Profit before income taxes		4,506	4,447	4,346
Income tax expense		1,190	1,285	1,177
Net profit		3,316	3,162	3,169
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of the net defined benefit liability / asset, net	[1]	(31)	(11)	15
Equity instruments through other comprehensive income, net	[1]	42	2	2
Other comprehensive income that will not be reclassified to profit or loss, net of tax		11	(9)	17
Items that will be reclassified subsequently to profit or loss:
Fair valuation of investments, net	[1]	(2)	24	17
Fair value changes on derivatives designated as cash flow hedge, net	[1]		(3)	1
Exchange differences on translation of foreign operations		(684)	(198)	(117)
Total other comprehensive income that will be reclassified to profit or loss, net of tax		(686)	(177)	(99)
Total other comprehensive income/(loss), net of tax		(675)	(186)	(82)
Total comprehensive income		2,641	2,976	3,087
Profit attributable to:
Owners of the Company		3,313	3,158	3,167
Non-controlling interests		3	4	2
Net profit		3,316	3,162	3,169
Total comprehensive income attributable to:
Owners of the Company		2,637	2,972	3,086
Non-controlling interests		4	4	1
Total comprehensive income		$ 2,641	$ 2,976	$ 3,087
Earnings per equity share
Basic (in $ per share)		$ 0.81	$ 0.76	$ 0.77
Diluted (in $ per share)		$ 0.8	$ 0.76	$ 0.76
Weighted average equity shares used in computing earnings per equity share
Basic (in shares)		4,112,814,745	4,141,611,738	4,138,568,090
Diluted (in shares)		4,120,108,168	4,152,051,184	4,144,680,425

[1]	net of taxes